Long-Term Debt - Schedule of Principal Repayments of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 0
2020	0
2021	421,219
2022	490,000
2023	6,123,337
2024 and thereafter	7,282,283
Total principal repayments	14,316,839
Unamortized discounts, premium and prepaid issuance costs	(288,487)
Carrying Value	$ 14,028,352	$ 14,208,658